Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve
A. Wells unassigned to a reserve

	September 30, 2022		December 31, 2021	September 30, 2021
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	18,639,136	21,435,160	21,435,160
Additions to construction in progress	22,076,678		25,377,983	15,622,899
Transfers against expenses	(6,004,297)		(12,565,711)	(11,663,560)
Transfers against fixed assets	(8,128,832)		(15,608,296)	(8,423,843)
Balances at the end of the period	Ps.	26,582,685	18,639,136	16,970,656

Schedule of Other Components of Intangible Assets
B. Other intangible assets

	September 30, 2022		December 31, 2021
Licenses	Ps.	9,322,974	5,243,953
Exploration expenses, evaluation of assets and concessions	1,833,385		1,860,718
Amortization accumulated	(6,272,560)		(5,727,661)
Balance at the end of the period	Ps.	4,883,799	1,377,010